Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document And Entity Information
Entity Registrant Name	IRSA INVESTMENTS & REPRESENTATIONS INC
Entity Central Index Key	0000933267
Document Type	20-F
Trading Symbol	IRSA
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018